Segment information and revenue - Segments and Principal activities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segments and principal activities
Revenue	¥ 3,667,508	¥ 4,464,002	¥ 4,132,357
Cost of revenue	(2,318,103)	(2,828,986)	(2,695,706)
Gross profit	1,349,405	1,635,016	1,436,651
Research and development expenses	(955,201)	(1,417,691)	(1,353,018)
Selling and marketing expenses	(275,351)	(411,356)	(588,380)
General and administrative expenses	(504,970)	(824,711)	(841,685)
Net impairment losses on financial and contract assets	(53,950)	(33,639)	(72,229)
Other income, gains or loss-net	71,855	70,818	13,921
Operating loss	(368,212)	(981,563)	(1,404,740)
Finance income	29,580	14,709	28,823
Finance costs	(20,532)	(37,173)	(76,637)
Finance (costs)/income - net	9,048	(22,464)	(47,814)
Share of gain of associate and joint venture - net	4,607	24,852	9,946
Impairment charges on associates	(7,157)	(10,998)
Loss before income tax	(361,714)	(990,173)	(1,442,608)
ASSETS
Segment Assets	7,010,921	7,827,262	8,368,228
Goodwill	289,161	289,161	289,161
Deferred tax assets	768,276	765,959	683,218
Total assets	8,068,358	8,882,382	9,340,607
LIABILITIES
Segment Liabilities	5,118,487	5,599,131	5,495,664
Deferred tax liabilities	2,079	5,196	9,861
Total liabilities	5,120,566	5,604,327	5,505,525
Other segment information
Depreciation of property and equipment	74,908	119,309	135,975
Amortization of intangible assets	126,433	162,121	302,774
Additions of non-current assets except for goodwill and deferred income tax assets	59,081	144,477	246,047
Virtual Bank Business
Segments and principal activities
Revenue	145,917	106,540	34,320
Cost of revenue	(134,214)	(56,716)	(37,748)
Gross profit	11,703	49,824	(3,428)
Research and development expenses		(18,276)	(33,192)
Selling and marketing expenses	(33,739)	(41,408)	(38,042)
General and administrative expenses	(129,842)	(114,546)	(99,796)
Net impairment losses on financial and contract assets	(13,406)	(10,616)	(1,250)
Other income, gains or loss-net	2,672	(544)	91
Operating loss	(162,612)	(135,566)	(175,617)
Finance costs	(446)	(354)	(310)
Finance (costs)/income - net	(446)	(354)	(310)
Loss before income tax	(163,058)	(135,920)	(175,927)
ASSETS
Segment Assets	2,994,772	2,851,885	2,032,344
Total assets	2,994,772	2,851,885	2,032,344
LIABILITIES
Segment Liabilities	2,388,056	2,093,126	1,459,125
Total liabilities	2,388,056	2,093,126	1,459,125
Other segment information
Depreciation of property and equipment	6,179	13,191	14,195
Amortization of intangible assets	34,687	26,909	20,356
Additions of non-current assets except for goodwill and deferred income tax assets	23,549	45,737	44,107
Technology Solutions.
Segments and principal activities
Revenue	3,533,276	4,360,546	4,098,734
Cost of revenue	(2,195,574)	(2,775,354)	(2,658,655)
Gross profit	1,337,702	1,585,192	1,440,079
Research and development expenses	(955,201)	(1,399,415)	(1,319,826)
Selling and marketing expenses	(241,612)	(369,948)	(550,338)
General and administrative expenses	(375,128)	(710,165)	(741,889)
Net impairment losses on financial and contract assets	(40,544)	(23,023)	(70,979)
Other income, gains or loss-net	69,183	71,362	13,830
Operating loss	(205,600)	(845,997)	(1,229,123)
Finance income	29,580	14,709	28,823
Finance costs	(20,086)	(36,819)	(76,327)
Finance (costs)/income - net	9,494	(22,110)	(47,504)
Share of gain of associate and joint venture - net	4,607	24,852	9,946
Impairment charges on associates	(7,157)	(10,998)
Loss before income tax	(198,656)	(854,253)	(1,266,681)
ASSETS
Segment Assets	5,399,653	6,330,769	7,377,469
Goodwill	289,161	289,161	289,161
Deferred tax assets	768,276	765,959	683,218
Total assets	6,457,090	7,385,889	8,349,848
LIABILITIES
Segment Liabilities	2,754,711	3,521,957	4,097,004
Deferred tax liabilities	2,079	5,196	9,861
Total liabilities	2,756,790	3,527,153	4,106,865
Other segment information
Depreciation of property and equipment	68,729	106,118	121,780
Amortization of intangible assets	91,746	135,212	282,418
Additions of non-current assets except for goodwill and deferred income tax assets	35,532	98,740	201,940
Intersegment eliminations and adjustments
Segments and principal activities
Revenue	(11,685)	(3,084)	(697)
Cost of revenue	11,685	3,084	697
ASSETS
Segment Assets	(1,383,504)	(1,355,392)	(1,041,585)
Total assets	(1,383,504)	(1,355,392)	(1,041,585)
LIABILITIES
Segment Liabilities	(24,280)	(15,952)	(60,465)
Total liabilities	¥ (24,280)	¥ (15,952)	¥ (60,465)